Capital and financial risk management - Net financial instruments - Derivative financial liabilities (Details) - Derivative financial instruments - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ (4,767)	€ (2,444)
Amounts presented in balance sheet	(4,767)	(2,444)
Right of set off with derivative counterparties	3,556	1,549
Cash collateral	1,115	€ 1,081
Net amount	€ (96)